Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of activity in warrants

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	620,055	11.08	$14.61	$22,127,594
Issued	1,053,738	3.00	15.84	59,177,926
Exercised	(473,486)		(15.84)	(26,590,974)

Outstanding as of March 31, 2021	1,200,306	6.80	$15.21	$54,714,546

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding as of December 31, 2018	48,627	2.88	$7.90	$—
Issued	8,846	5.00	11.00	—

Outstanding as of December 31, 2019	57,473	2.22	$8.38	$—
Issued	562,581	4.99	15.25	20,112,271

Outstanding as of December 31, 2020	620,054	11.08	$14.61	$22,127,594

Schedule of Assumptions

The following assumptions were used during the following periods:

	March 31, 2021	December 31, 2020
Strike price	$15.84	$15.25
Volatility rate	80.0%	80.0%
Risk-free rate	0.31%	0.19%-0.28%
Expected term	3.00	3.00-5.00
Dividend yield	—	—

The following assumptions were used during the following periods:

	December 31,
	2020	2019
Strike price	$15.25	$11.00
Volatility rate	80.0%	80.0%
Risk-free rate	0.19%-0.28%	2.40%
Expected term	3.00-5.00	5.00
Dividend yield	—	—